UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                              Cooke & Bieler Funds
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                     (Name and address of agent for service)

    REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2003

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.   REPORTS TO STOCKHOLDERS.
THE COOKE & BIELER FUNDS                         The Advisors' Inner Circle Fund
--------------------------------------------------------------------------------
[PHOTOS OMITTED]
--------------------------------------------------------------------------------


Annual Report                                                   October 31, 2003



                                            C&B Mid Cap Value Portfolio
                                            C&B Large Cap Value Portfolio
                                            C&B Tax-Managed Value Portfolio


 INVESTMENT ADVISER:
 COOKE & BIELER
        INVESTMENT COUNSEL




     This material must be preceded or accompanied by a current prospectus. Investors should read it carefully before investing or sending money.

TABLE OF CONTENTS

Letter to Shareholders .........................   1

Market Commentary ..............................   2

C&B Mid Cap Value Portfolio ....................   4

C&B Large Cap Value Portfolio ..................   6

C&B Tax-Managed Value Portfolio ................   8

Statements of Net Assets .......................  10

Statements of Operations .......................  16

Statements of Changes in Net Assets ............  17

Financial Highlights ...........................  18

Notes to Financial Statements ..................  19

Independent Auditors' Report ...................  22

Trustees and Officers of The
   Advisors' Inner Circle Fund .................  23

Notice to Shareholders .........................  27



CONTACT US


BY MAIL
---------------------------------
The Cooke & Bieler Funds
P.O. Box 219009
Kansas City, MO 64121-7114


BY TELEPHONE
---------------------------------
1-800-336-7031

LETTER TO SHAREHOLDERS
.................................................................................

OCTOBER 31, 2003

Dear Fellow Shareholders,

We are pleased to provide you with The Cooke & Bieler Funds Annual Report for the fiscal year ended October 31, 2003. This booklet includes a discussion of the current equity markets, a report from the Funds' independent auditors, complete portfolio holdings and other important financial information. We encourage you to read it carefully.

PERFORMANCE:

The twelve-month investment results for the period ended October 31, 2003 were as follows:

         C&B MID CAP VALUE                                     36.76%
              RUSSELL MIDCAP VALUE INDEX                       33.48%

         C&B LARGE CAP VALUE                                   28.34%
              S&P 500 COMPOSITE INDEX                          20.80%
              RUSSELL 1000 VALUE INDEX                         22.88%

         C&B TAX-MANAGED VALUE                                 24.42%
              S&P 500 COMPOSITE INDEX                          20.80%
              RUSSELL 1000 VALUE INDEX                         22.88%



As always, we remain committed to rigorous research, prudent investing and the realization of above average long-term investment results.

We thank you for investing in The Cooke & Bieler Funds and appreciate the opportunity to serve you.


Sincerely,



/s/Samuel H. Ballam, III

Samuel H. Ballam, III
Partner
Cooke & Bieler, L.P.

MARKET COMMENTARY
.................................................................................

OCTOBER 31, 2003

For over five decades, Cooke & Bieler has made critical and successful investment decisions for its clients. While our investment philosophy has undoubtedly evolved in its degree of sophistication, our fundamental outlook on investing has remained particularly constant. As a conservative manager of equity portfolios, our objective is to provide a competitive, long-term rate of return through a low-risk methodology. We strongly hold that THE PRESERVATION OF CAPITAL DURING DECLINING MARKETS offers the most effective conduit for such an objective. This fundamental belief forms the basis of our "high-quality, low-risk" approach to equity investing.


THE YEAR IN REVIEW

The market rose sharply during most of the fourth quarter of 2002. Market participants seemed to put aside the concerns that had tormented stocks throughout the year, instead concluding that many holdings had fallen too far and that better economic times had emerged. In particular, telecom and technology stocks staged a powerful rally. Certain stocks were bid up more than 50%, especially those that had declined most drastically since the bubble burst several years ago.

After continuing into early January, the rally that began last October collapsed under the weight of mounting uncertainty. Though the market again attempted a late quarter rebound, the gains were not large enough to offset earlier damages caused by the war in Iraq and persistent economic malaise here in the states. As a consequence, most stocks declined for the first quarter of 2003, particularly those more leveraged to what has become an elusive economic recovery. In fact, the industrial manufacturing, consumer durables and retailing sectors -- all heavily comprised of cyclical stocks -- were the worst performing groups.

The second quarter was reminiscent of the late 1990s: stocks were up and up big! In fact, the S&P 500 Composite Index had its best quarter since the glory days of 1999 when investors' confidence in the U.S. equities market was extremely high. The primary driver of this performance was a dramatic improvement in investor sentiment, which as stocks mired in a deep slump, had become negative over the past several years. Military success in Iraq, tax reduction legislation, further interest rate cuts by the Federal Reserve and some encouraging economic data all gave investors reason to believe that the worst was over. In light of investors' increasingly optimistic view of an impending economic recovery, cyclical stocks and issues of other economically sensitive companies led the market's advance.

Third quarter gains were significantly more modest and somewhat less broad than those posted during the second quarter. Stocks generally advanced as investors continued to gain confidence that the U.S. economic recovery was progressing. As would be expected at this stage in an economic cycle, the best performing stocks during the quarter tended to be the most exposed to a nascent rebound in economic activity. Included on the list of favorably performing, cyclical stocks were industrial manufacturers, retailers, financial services companies and especially technology firms, which were the largest gainers by a wide margin.

.................................................................................




CURRENT OUTLOOK

We will always be cautious on the heels of a major market rally due to our contrarian nature and our valuation focus. But whatever concern we have about a near-term market correction is more than balanced by our healthy longer-term outlook for the economy. As we have said in the past, we view a recession as a natural "cleansing" process by which the prior economic excesses are wrung from the system. And there were plenty of excesses from the dot.com era. However, we believe that all the ingredients for a recovery are now in place. Interest rates are low. Inflation is controlled. Inventory investment is quite reasonable and many of the companies we talk to have been busy reducing their structural costs. Much of Corporate America is lean and positioned to profit once demand finally materializes.

There are exceptions to this scenario, of course. That is why careful stock selection is particularly important at this point in the cycle. The market will eventually differentiate between those companies that spent the recession period improving themselves and those companies that merely survived. During a recession, the strong get stronger and the weak get weaker. Often, what makes the difference is financial flexibility. That is why we prefer companies with solid balance sheets and solid cash flows. Despite the recession, such companies have had the means to continue investing to improve their competitive position. Indeed, the fact that we are continuing to find financially strong, competitively advantaged companies priced at attractive valuation levels is an indication to us that our optimistic viewpoint is appropriate.





COOKE & BIELER -- INVESTMENT TEAM

Kermit S. Eck*                      Edward W. O'Connor
Michael M. Meyer**                  R. James O'Neil
James R. Norris**                   Mehul Trivedi

 * LEAD PORTFOLIO MANAGER -- C&B LARGE CAP VALUE, C&B TAX-MANAGED VALUE ** LEAD PORTFOLIO MANAGERS -- C&B MID CAP VALUE


DEFINITION OF THE COMPARATIVE INDICES

THE RUSSELL 1000 VALUE INDEX measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is an unmanaged index comprised of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

THE RUSSELL MIDCAP VALUE INDEX measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.

THE S&P 500 COMPOSITE INDEX is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

THE MATERIAL REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE REGARDING ANY STOCK.

C&B MID CAP VALUE PORTFOLIO
.................................................................................

OCTOBER 31, 2003

The C&B Mid Cap Value Portfolio returned 36.76% for the year, exceeding the Russell Midcap Value Index of 33.48%. Since inception, the Portfolio has earned an annualized return of 13.95%, while over the same period, the Russell Midcap Value Index has returned 6.61%.

We are pleased to report that the Portfolio outperformed its benchmark during the past twelve months. The Portfolio's favorable relative performance was mostly attributable to solid stock selection throughout the Portfolio and across a broad range of economic sectors. In addition to a moderate concentration in the industrials, technology and media and services sectors, which did relatively well, the security selection within the consumer non-durables sector had the greatest impact on the total contribution to the portfolio return. A few of the individual contributors to performance included Hasbro (HAS), Zale (ZLC), CBRL Group (CBRL), Carlisle (CSL) and Countrywide Financial (CFC). All of these companies remain significant positions and are leaders in their industries, have solid cash flow, and have conservative balance sheets -- all characteristics which ultimately led to their stock price rise.

A few of the companies that detracted from our performance include UnumProvident
(UNM), SourceCorp (SRCP), Big Lots (BLI), PepsiAmericas (PAS) and Federal Signal
(FSS). With the exception of SourceCorp (which was sold because it reached our lowered price target as we reassessed its fundamental outlook), we believe that these companies remain solid investments. All remain in solid financial condition and maintain competitive advantages which we believe will enable them to meet their near term challenges and, ultimately, prove to be very good long-term investments.

This is particularly true of Big Lots, which we recently added to, making it one of our largest holdings. This fine company dominates the closeout retailing niche with greater than 70% market share. They are the only player with a national footprint and their recent conversion of all their stores to the same "Big Lots" nameplate will enable them to benefit for the first time from this unique advantage by reaping economies of scale in their advertising program. And with debt/capital of only around 10%, management has maximum financial flexibility to facilitate their strategy designed to return the company to the attractive levels of profitability enjoyed in the past.

We continue to find plenty of attractive new investment ideas. Wall Street's increasingly short-term orientation creates wonderful opportunities for long-term investors like us. Even very good companies sometimes face temporary, short-term challenges. When they do, the market typically overreacts to the recent news and gives us an opportunity to buy a quality business at a cheap price. Examples of new investments we made in the past twelve months include AVX (manufactures and supplies a broad line of passive electronic components and related products), Catalina Marketing (provides a wide range of strategic targeted marketing solutions for consumer goods companies, pharmaceutical manufacturers and their respective retailers), Dover (diversified manufacturing corporation encompassing over 50 operating companies that manufacture a broad range of specialized industrial products and equipment), Haemonetics (engaged in the design, manufacture and worldwide marketing of automated systems for the collection, processing and surgical salvage of blood), Medco Health Solutions (pharmacy benefit manager, provides programs & services for its clients and the members of their pharmacy benefit plans, as well as for the physicians and pharmacies the members use) and Mykrolis (developer, manufacturer and supplier of liquid and gas delivery systems, components and consumables used to purify the chemicals that are utilized in the semiconductor manufacturing process).

These companies have impeccable balance sheets, low debt, and good cash flow. Moreover, they enjoy leading market share positions in their niche businesses. We believe they are destined to continue dominating their niches in the business world for decades to come. We are proud to have them in the portfolio and, importantly, we can sleep well while they are there.



                                    [SIDEBAR]
                                C&B MID CAP VALUE
The Portfolio invests primarily in common stocks of companies with market capitalization in the range of $500 million to $5 billion and seeks to provide maximum long-term total return, consistent with minimizing risk to principal.

.................................................................................



--------------------------------------------------------------------------------
PERFORMANCE UPDATE                         ALL DATA BELOW AS OF OCTOBER 31, 2003
--------------------------------------------------------------------------------

                                        Average Annualized Total Returns
                             ---------------------------------------------------
                                1 Year        3 Year      5 Year    Inception
                                Return        Return      Return    to Date*
--------------------------------------------------------------------------------
C&B MID CAP VALUE PORTFOLIO+     36.76%       16.52%      16.68%      13.95%
--------------------------------------------------------------------------------
Russell Midcap Value Index       33.48%        8.50%       8.59%       6.61%
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
FUND DATA
--------------------------------------------------------------------------------
 Ticker Symbol                                           CBMDX
 Share Price                                            $17.96
 Total Net Assets                                        $302M
 Portfolio Turnover                                     17.68%





TOP 10 EQUITY HOLDINGS
--------------------------------------------------------------------------------
Big Lots                                               4.7%
Zale                                                   4.5%
Haemonetics                                            4.3%
Carlisle                                               4.1%
Hubbell                                                3.8%
CBRL Group                                             3.8%
Viad                                                   3.6%
Parametric Technology                                  3.6%
AON                                                    3.5%
IMS Health                                             3.1%

% of total investments



        Comparison of Change in the Value of a $10,000 Investment in the
                          C&B Mid Cap Value Portfolio,
                      versus the Russell Midcap Value Index

                                  [LINE GRAPH]

                  C&B Mid Cap Value Portfolio        Russell Midcap Value Index
2/18/98           $10,000                            $10,000
10/98               9,730                              9,541
10/99               9,944                             10,085
10/00              13,302                             11,280
10/01              15,716                             11,124
10/02              15,387                             10,794
10/03              21,043                             14,408


Mutual fund investing involves risk, including loss of principal. Past performance is no guarantee of future results. The performance quoted represents past performance and the return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. One cannot invest directly in an unmanaged index. Annualized returns for the period ending 9/30/03 were 30.08% for 1 year, 17.68% for 5 years and 12.41% since the fund's inception of 2/18/98. For performance data current to the most recent month end, please call 1-800-336-7031. Portfolio holdings are subject to change. Further, there is no assurance as of the date of this report that certain securities mentioned remain in the portfolio. In addition to the normal risks associated with equity investing, narrowly focused investments typically exhibit higher volatility.

+ If the Adviser and/or Portfolio service providers had not limited certain expenses, the Portfolio's total return wouldhave been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

*  Commenced operations on February 18, 1998.

C&B LARGE CAP VALUE PORTFOLIO
.................................................................................

OCTOBER 31, 2003


The C&B Large Cap Value Portfolio returned 28.34% for the year, exceeding the performance of both the S&P 500 Composite Index of 20.80% and the Russell 1000 Value Index of 22.88%. Since inception, the Portfolio has earned an annualized return of 12.39%, while, over the same period, the S&P 500 Composite Index and Russell 1000 Value Index have returned 10.77% and 11.85%, respectively.

We are pleased to report that, during the past twelve months, the Portfolio has outperformed both of its benchmarks by a rather significant margin. This favorable relative performance was mostly attributable to solid stock selection across a broad range of economic sectors. In addition to a moderate concentration in the media and services, industrials and financials sectors (which held up relatively well), an underweighting in the telecommunications, consumer non-durables and energy sectors also contributed to results. More specifically, the top five individual contributors to performance during the past twelve months were Hasbro (HAS), Countrywide Financial (CFC), Eaton (ETN), Zale (ZLC) and JP Morgan Chase (JPM). Though these companies stand to benefit considerably from an improving economy, they were not selected on the basis of a top-down outlook in which such cyclical stocks would outperform. Rather, we chose these stocks using a bottom-up, research-intensive investment process by which we target financially strong, well-positioned and competitively advantaged companies at reasonable prices.

The bottom five individual contributors to performance were Schering-Plough
(SGP), Big Lots (BLI), Duke Energy (DUK), Merck (MRK) and Harte-Hanks (HHS). With the exception of Schering-Plough, all remain in solid financial condition and maintain attractive longer-term prospects that we believe will ultimately result in favorable investment results.

We continue to find attractive, long-term investment opportunities among existing portfolio holdings, stocks previously held and new ideas. Even quality companies face occasional, short-term challenges, and when they do, the market tends to overreact. Such circumstances afford us the opportunity to invest in businesses at attractive valuations. Recent examples include Avery Dennison, Baxter International, Berkshire Hathaway, Carnival, Federal Home Loan Mortgage, General Dynamics, HCA Inc., Jones Apparel Group and Kimberly-Clark. All are dependable companies with well-established business models. Consistent with our valuation discipline, these and other investments were funded mainly with the sales proceeds from several holdings including Acuity, Harte-Hanks, Interpublic Group, Schering-Plough and Monsanto. A few examples of stocks that performed well, had approached our valuation targets and were thus reduced included Countrywide Financial, JP Morgan Chase, Molex, Comcast, Becton Dickinson, Nike and Omnicom Group.


                                    [SIDEBAR]
                               C&B LARGE CAP VALUE
The Portfolio seeks to provide maximum long-term total return with minimal risk to principal by investing in common stocks, of any size, that have a consistency and predictability in their earnings growth.

.................................................................................



--------------------------------------------------------------------------------
PERFORMANCE UPDATE                         ALL DATA BELOW AS OF OCTOBER 31, 2003
--------------------------------------------------------------------------------

                                          Average Annualized Total Returns
                                ------------------------------------------------
                                   1 Year        3 Year      5 Year     10 Year
                                   Return        Return      Return     Return
--------------------------------------------------------------------------------
C&B LARGE CAP VALUE PORTFOLIO+     28.34%        8.36%      8.73%       12.67%
--------------------------------------------------------------------------------
S&P 500 Composite Index            20.80%       (8.34)%     0.53%       10.43%
--------------------------------------------------------------------------------
Russell 1000 Value Index           22.88%       (0.86)%     3.68%       11.04%
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
FUND DATA
--------------------------------------------------------------------------------
 Ticker Symbol                                           CBEQX
 Share Price                                             $7.42
 Total Net Assets                                         $20M
 Portfolio Turnover                                     25.85%



TOP 10 EQUITY HOLDINGS
--------------------------------------------------------------------------------

Eaton                                                  3.4%
MBIA                                                   3.3%
Hubbell                                                3.2%
Wendy's International                                  2.9%
Hasbro                                                 2.7%
Kimberly-Clark                                         2.7%
Bank of New York                                       2.6%
Big Lots                                               2.6%
Zale                                                   2.6%
Dover                                                  2.6%
% of total investments



          Comparison of Change in the Value of a $10,000 Investment in
                the C&B Large Cap Value Portfolio, versus the S&P
              500 Composite Index and the Russell 1000 Value Index

                                  [LINE GRAPH]

           C&B Large Cap Value Portfolio        S&P 500 Composite Index      Russell 1000 Value Index
10/93      $10,000                              $10,000                      $10,000
10/94       10,467                               10,386                       10,077
10/95       12,799                               13,132                       12,564
10/96       15,614                               16,297                       15,545
10/97       20,365                               21,530                       20,705
10/98       21,701                               26,264                       23,776
10/99       23,378                               33,006                       27,706
10/00       25,924                               35,016                       29,235
10/01       27,091                               26,297                       25,768
10/02       25,698                               22,324                       23,186
10/03       32,981                               26,967                       28,491

Mutual fund investing involves risk, including loss of principal. Past performance is no guarantee of future results. The performance quoted represents past performance and the return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. One cannot invest directly in an unmanaged index. Annualized returns for the period ending 9/30/03 were 25.31% for 1 year, 9.46% for 5 years and 12.10% for 10 years. For performance data current to the most recent month end, please call 1-800-336-7031. Portfolio holdings are subject to change. Further, there is no assurance as of the date of this report that certain securities mentioned remain in the portfolio. In addition to the normal risks associated with equity investing, narrowly focused investments typically exhibit higher volatility.

+ If the Adviser and/or Portfolio service providers had not limited certain expenses, the Portfolio's total return would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

   Commenced operations on May 15, 1990.

C&B TAX-MANAGED VALUE PORTFOLIO
.................................................................................


OCTOBER 31, 2003


The C&B Tax-Managed Value Portfolio returned 24.42% for the year, exceeding the performance of both the S&P 500 Composite Index of 20.80% and the Russell 1000 Value Index of 22.88%. Since inception, the Portfolio has earned an annualized return of 9.70%, while, over the same period, the S&P 500 Composite Index and Russell 1000 Value Index have returned 5.65% and 7.38%, respectively.

We are pleased to report that, during the past twelve months, the Portfolio has outperformed both of its benchmarks. This favorable relative performance was mostly attributable to solid stock selection across a broad range of economic sectors. In addition to a moderate concentration in the media and services, industrials and financials sectors (which held up relatively well), an underweighting in the telecommunications, consumer non-durables and energy sectors also contributed to results. More specifically, the top five individual contributors to performance during the past twelve months were Gap (GPS), JP Morgan Chase (JPM), Eaton (ETN), Dover (DOV) and Zale (ZLC). Though these companies stand to benefit considerably from an improving economy, they were not selected on the basis of a top-down outlook in which such cyclical stocks would outperform. Rather, we chose these stocks using a bottom-up, research-intensive investment process by which we target financially strong, well-positioned and competitively advantaged companies at reasonable prices.

The bottom five individual contributors to performance were Schering-Plough
(SGP), Big Lots (BLI), Duke Energy (DUK), Merck (MRK) and Avery Dennison (AVY). With the exception of Schering-Plough, which was eliminated due to fundamental deterioration, all remain in solid financial condition and maintain attractive longer-term prospects that we believe will ultimately result in favorable investment results. Accordingly, we use stock price weakness as an opportunity to manage the overall tax position of the Portfolio.

Given the hostile investment environment and Wall Street's increasingly short-term orientation, we continue to find attractive long-term investment opportunities. Even quality companies face occasional, short-term challenges, and when they do, the market tends to overreact. Such circumstances afford us the opportunity to invest in businesses at attractive valuations. Recent examples include Baxter International, Berkshire Hathaway, Carnival, Federal Home Loan Mortgage, General Dynamics, Hasbro, HCA Inc., Jones Apparel Group, Kimberly-Clark, Leggett & Platt, Principal Financial Group, VF and Zale. All are dependable companies with well-established business models.


                                    [SIDEBAR]
                              C&B TAX-MANAGED VALUE
The Portfolio seeks to provide maximum long-term, after-tax total return, consistent with minimizing risk to principal.

.................................................................................



-------------------------------------------------------------------------------
PERFORMANCE UPDATE                         ALL DATA BELOW AS OF OCTOBER 31, 2003
-------------------------------------------------------------------------------

                                            Average Annualized Total Returns
                                    -------------------------------------------
                                      1 Year     3 Year     5 Year     Inception
                                      Return     Return     Return     to Date*
-------------------------------------------------------------------------------
C&B TAX-MANAGED VALUE PORTFOLIO+       24.42%     5.24%       8.30%      9.70%
   After-Tax Pre-Liquidation++         24.08%     4.33%       7.57%      9.01%
   After-Tax Post-Liquidation++        15.85%     4.00%       6.59%      7.84%
-------------------------------------------------------------------------------
S&P 500 Composite Index                20.80%    (8.34)%      0.53%      5.65%
-------------------------------------------------------------------------------
Russell 1000 Value Index               22.88%    (0.86)%      3.68%      7.38%
-------------------------------------------------------------------------------



---------------------------------------------------------------
FUND DATA
---------------------------------------------------------------
 Ticker Symbol                                           CBTAX
 Share Price                                            $15.97
 Total Net Assets                                          $9M
 Portfolio Turnover                                     30.61%



TOP 10 EQUITY HOLDINGS
------------------------------------------------------------
Eaton                                                  3.5%
MBIA                                                   3.3%
Hubbell                                                3.3%
Wendy's International                                  3.1%
Kimberly-Clark                                         2.7%
Bank of New York                                       2.7%
Big Lots                                               2.7%
Zale                                                   2.6%
Dover                                                  2.6%
McDonald's                                             2.5%

% of total investments




          Comparison of Change in the Value of a $10,000 Investment in
               the C&B Tax-Managed Value Portfolio, versus the S&P
              500 Composite Index and the Russell 1000 Value Index

                                  [LINE GRAPH]


          C&B Tax-Managed Value Portfolio   S&P 500 Composite Index   Russell 1000 Value Index
02/97     $10,000                           $10,000                   $10,000
10/97      11,554                            11,540                    11,730
10/98      12,496                            14,078                    13,470
10/99      13,275                            17,691                    15,697
10/00      15,972                            18,769                    16,563
10/01      15,659                            14,095                    14,599
10/02      14,962                            11,965                    13,136
10/03      18,616                            14,454                    16,141

Mutual fund investing involves risk, including loss of principal. Past performance is no guarantee of future results. The performance quoted represents past performance and the return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. One cannot invest directly in an unmanaged index. Annualized returns for the period ending 9/30/03 were 25.21% for 1 year, 9.40% for 5 years and 8.84% since the fund's inception of 2/12/97. For performance data current to the most recent month end, please call 1-800-336-7031. Portfolio holdings are subject to change. Further, there is no assurance as of the date of this report that certain securities mentioned remain in the portfolio. In addition to the normal risks associated with equity investing, narrowly focused investments typically exhibit higher volatility.

+ If the Adviser and/or Portfolio service providers had not limited certain expenses, the Portfolio's total return would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

++ After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*  Commenced operations on February 12, 1997.

STATEMENT OF NET ASSETS
.................................................................................

OCTOBER 31, 2003


C&B MID CAP VALUE PORTFOLIO

------------------------------------------------------------
                                                  Market
Description                         Shares        Value
------------------------------------------------------------
COMMON STOCK (97.2%)

------------------------------------------------------------
  APPAREL/TEXTILES (3.1%)
------------------------------------------------------------
  Tommy Hilfiger*                  644,710    $   9,470,790
                                              -------------

------------------------------------------------------------
  AUTOMOTIVE (3.0%)
------------------------------------------------------------
  Snap-On                          313,300        9,192,222
                                              -------------

------------------------------------------------------------
  COMMUNICATIONS (1.0%)
------------------------------------------------------------
  ADC Telecommunications*        1,229,110        3,134,231
                                              -------------

------------------------------------------------------------
  COMPUTERS & SERVICES (5.6%)
------------------------------------------------------------
  Computer Sciences*               150,585        5,966,177
  Parametric Technology*         3,473,825       10,803,596
                                              -------------
                                                 16,769,773
                                              -------------

------------------------------------------------------------
  CONSUMER NON-DURABLES (2.9%)
------------------------------------------------------------
  Hasbro                           396,000        8,632,800
                                              -------------

------------------------------------------------------------
  DIVERSIFIED MANUFACTURING (10.5%)
------------------------------------------------------------
  Carlisle                         216,235       12,401,077
  Federal Signal                   515,990        7,631,492
  Hubbell, Cl B                    270,660       11,595,075
                                              -------------
                                                 31,627,644
                                              -------------

------------------------------------------------------------
  ENERGY & POWER (0.8%)
------------------------------------------------------------
  Burlington Resources              51,770        2,518,093
                                              -------------

------------------------------------------------------------
  FINANCIAL SERVICES (6.6%)
------------------------------------------------------------
  AMBAC Financial Group             56,440        3,992,566
  Countrywide Financial             60,110        6,318,763
  MBIA                             159,930        9,533,427
                                              -------------
                                                 19,844,756
                                              -------------

------------------------------------------------------------
  FOOD, BEVERAGE & TOBACCO (1.2%)
------------------------------------------------------------
  PepsiAmericas                    251,850        3,772,713
                                              -------------


------------------------------------------------------------
                                                  Market
Description                         Shares        Value
------------------------------------------------------------
  INSURANCE (7.4%)
------------------------------------------------------------
  AON                              482,250    $  10,561,275
  Principal Financial Group        154,430        4,841,380
  UnumProvident                    431,540        7,064,310
                                              -------------
                                                 22,466,965
                                              -------------

------------------------------------------------------------
  MACHINERY (6.3%)
------------------------------------------------------------
  Dover                            121,390        4,736,638
  Pall                             407,500        9,535,500
  Tennant                          119,230        4,716,739
                                              -------------
                                                 18,988,877
                                              -------------

------------------------------------------------------------
  MEDICAL PRODUCTS & SERVICES (10.7%)
------------------------------------------------------------
  Becton Dickinson                  97,635        3,569,536
  Haemonetics*                     565,520       13,040,891
  IMS Health                       407,230        9,582,122
  Medco Health Solutions*          181,060        6,011,192
                                              -------------
                                                 32,203,741
                                              -------------

------------------------------------------------------------
  MISCELLANEOUS BUSINESS SERVICES (2.9%)
------------------------------------------------------------
  Catalina Marketing*              489,733        8,643,787
                                              -------------

------------------------------------------------------------
  OFFICE FURNITURE & FIXTURES (3.1%)
------------------------------------------------------------
  Steelcase, Cl A                  796,100        9,354,175
                                              -------------

------------------------------------------------------------
  PRINTING & PUBLISHING (2.0%)
------------------------------------------------------------
  Harte-Hanks                      296,677        5,894,972
                                              -------------

------------------------------------------------------------
  RESTAURANTS (5.5%)
------------------------------------------------------------
  CBRL Group                       296,315       11,482,206
  Wendy's International            135,420        5,017,311
                                              -------------
                                                 16,499,517
                                              -------------

------------------------------------------------------------
  RETAIL (4.5%)
------------------------------------------------------------
  Zale*                            262,990       13,612,362
                                              -------------

.................................................................................



C&B MID CAP VALUE PORTFOLIO -- CONCLUDED

------------------------------------------------------------
                                   Shares/       Market
Description                      Face Amount      Value
------------------------------------------------------------
------------------------------------------------------------
  RETAIL: DISCOUNT (5.7%)
------------------------------------------------------------
  Big Lots*                        952,880    $  14,302,729
  Dollar General                   123,540        2,775,944
                                              -------------
                                                 17,078,673
                                              -------------

------------------------------------------------------------
  SEMI-CONDUCTORS/INSTRUMENTS (9.4%)
------------------------------------------------------------
  AVX                              417,530        6,137,691
  Dionex*                          161,790        6,882,547
  Entegris*                        473,120        6,226,259
  Mykrolis*                        608,885        8,981,054
                                              -------------
                                                 28,227,551
                                              -------------

------------------------------------------------------------
  SERVICES (3.6%)
------------------------------------------------------------
  Viad                             439,580       10,980,708
                                              -------------

------------------------------------------------------------
  UTILITIES (1.4%)
------------------------------------------------------------
  Nicor                            119,570        4,097,664
                                              -------------
TOTAL COMMON STOCK
   (Cost $250,069,544)                          293,012,014
                                              -------------

REPURCHASE AGREEMENT (3.7%)
  Morgan Treasury
   0.75%, dated 10/31/03,
   matures 11/03/03,
   repurchase price $11,271,197
   (collateralized by U.S. Treasury
   obligations, total market value:
   $11,496,197)                $11,270,502       11,270,502
                                              -------------
TOTAL REPURCHASE AGREEMENT
   (Cost $11,270,502)                            11,270,502
                                              -------------
TOTAL INVESTMENTS (100.9%)
   (Cost $261,340,046)                          304,282,516
                                              -------------


------------------------------------------------------------

                                                  Value
------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.9%)
  Investment Advisory Fee Payable             $    (147,371)
  Shareholder Servicing Fee Payable                 (95,264)
  Administration Fee Payable                        (34,549)
  Other Assets and Liabilities, Net              (2,492,433)
                                              -------------
TOTAL OTHER ASSETS & LIABILITIES                 (2,769,617)
                                              -------------

NET ASSETS:
  Paid in Capital -- Institutional Shares
   (unlimited authorization -- no par value)
   based on 16,789,391 outstanding shares
   of beneficial interest                       256,355,111
  Distribution in excess of net investment income       (20)
  Accumulated net realized gain on investments    2,215,338
  Net unrealized appreciation on investments     42,942,470
                                              -------------

------------------------------------------------------------
  TOTAL NET ASSETS (100.0%)                   $ 301,512,899
------------------------------------------------------------
                                              =============

  NET ASSET VALUE, Offering and
   Redemption Price Per Share,
   Institutional Shares                              $17.96
                                                     ======


* NON-INCOME PRODUCING SECURITY.

CL CLASS


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
.................................................................................

OCTOBER 31, 2003

C&B LARGE CAP VALUE PORTFOLIO

------------------------------------------------------------
                                                  Market
Description                         Shares        Value
------------------------------------------------------------
COMMON STOCK (93.9%)

------------------------------------------------------------
  AIRCRAFT (4.0%)
------------------------------------------------------------
  Boeing                            10,400    $     400,296
  General Dynamics                   5,000          418,500
                                              -------------
                                                    818,796
                                              -------------

------------------------------------------------------------
  APPAREL/TEXTILES (2.8%)
------------------------------------------------------------
  Jones Apparel Group                9,000          310,500
  VF                                 6,000          254,700
                                              -------------
                                                    565,200
                                              -------------

------------------------------------------------------------
  AUTOMOTIVE (5.0%)
------------------------------------------------------------
  Eaton                              7,000          701,680
  Snap-On                           11,000          322,740
                                              -------------
                                                  1,024,420
                                              -------------

------------------------------------------------------------
  BANKS (6.4%)
------------------------------------------------------------
  Bank of New York                  17,400          542,706
  FleetBoston Financial              8,750          353,412
  JP Morgan Chase                   11,200          402,080
                                              -------------
                                                  1,298,198
                                              -------------

------------------------------------------------------------
  BROADCASTING, NEWSPAPERS & ADVERTISING (3.6%)
------------------------------------------------------------
  Comcast*                           8,000          260,960
  Omnicom Group                      6,000          478,800
                                              -------------
                                                    739,760
                                              -------------

------------------------------------------------------------
  COMMUNICATIONS EQUIPMENT (1.9%)
------------------------------------------------------------
  Motorola                          28,000          378,840
                                              -------------

------------------------------------------------------------
  COMPUTERS & SERVICES (3.1%)
------------------------------------------------------------
  Computer Sciences*                10,200          404,124
  Parametric Technology*            72,000          223,920
                                              -------------
                                                    628,044
                                              -------------

------------------------------------------------------------
  CONSUMER DURABLES (1.2%)
------------------------------------------------------------
  Leggett & Platt                   11,400          238,146
                                              -------------


------------------------------------------------------------
                                                 Market
Description                          Shares       Value
------------------------------------------------------------
------------------------------------------------------------
  CONSUMER NON-DURABLES (3.7%)
------------------------------------------------------------
  Hasbro                            26,000    $     566,800
  Nike, Cl B                         3,100          198,090
                                              -------------
                                                    764,890
                                              -------------

------------------------------------------------------------
  DIVERSIFIED MANUFACTURING (3.2%)
------------------------------------------------------------
  Hubbell, Cl B                     15,500          664,020
                                              -------------

------------------------------------------------------------
  ELECTRONICS (1.3%)
------------------------------------------------------------
  Molex, Cl A                        9,700          257,147
                                              -------------

------------------------------------------------------------
  ENERGY & POWER (4.1%)
------------------------------------------------------------
  Exxon Mobil                       11,200          409,696
  Royal Dutch Petroleum              9,510          422,054
                                              -------------
                                                    831,750
                                              -------------

------------------------------------------------------------
  ENTERTAINMENT (1.7%)
------------------------------------------------------------
  Carnival                          10,000          349,100
                                              -------------

------------------------------------------------------------
  FINANCIAL SERVICES (8.2%)
------------------------------------------------------------
  American Express                   7,000          328,510
  Countrywide Financial              4,360          458,323
  Federal Home Loan Mortgage         3,700          207,681
  MBIA                              11,350          676,574
                                              -------------
                                                  1,671,088
                                              -------------

------------------------------------------------------------
  FOOD, BEVERAGE & TOBACCO (1.7%)
------------------------------------------------------------
  PepsiAmericas                     23,100          346,038
                                              -------------

------------------------------------------------------------
  INSURANCE (3.7%)
------------------------------------------------------------
  AON                               17,200          376,680
  Principal Financial Group         12,000          376,200
                                              -------------
                                                    752,880
                                              -------------

------------------------------------------------------------
  INVESTMENT COMPANY (2.4%)
------------------------------------------------------------
  Berkshire Hathaway, Cl B*            190          492,575
                                              -------------

.................................................................................



C&B LARGE CAP VALUE PORTFOLIO -- CONCLUDED

------------------------------------------------------------
                                                 Market
Description                          Shares       Value
------------------------------------------------------------
------------------------------------------------------------
  MACHINERY (2.6%)
------------------------------------------------------------
  Dover                             13,600    $     530,672
                                              -------------

------------------------------------------------------------
  MEDICAL PRODUCTS & SERVICES (5.1%)
------------------------------------------------------------
  Baxter International              15,500          411,990
  Becton Dickinson                   9,000          329,040
  HCA Inc.                           8,000          306,000
                                              -------------
                                                  1,047,030
                                              -------------

------------------------------------------------------------
  MISCELLANEOUS BUSINESS SERVICES (2.5%)
------------------------------------------------------------
  Manpower                          10,900          505,760
                                              -------------

------------------------------------------------------------
  OFFICE EQUIPMENT & SUPPLIES (2.9%)
------------------------------------------------------------
  Avery Dennison                     2,000          105,160
  Pitney Bowes                      12,100          497,310
                                              -------------
                                                    602,470
                                              -------------

------------------------------------------------------------
  PAPER & PAPER PRODUCTS (2.7%)
------------------------------------------------------------
  Kimberly-Clark                    10,400          549,224
                                              -------------

------------------------------------------------------------
  PHARMACEUTICALS (5.3%)
------------------------------------------------------------
  Abbott Laboratories                4,000          170,480
  Bristol-Myers Squibb              17,000          431,290
  Merck                             11,100          491,175
                                              -------------
                                                  1,092,945
                                              -------------

------------------------------------------------------------
  RESTAURANTS (5.4%)
------------------------------------------------------------
  McDonald's                        20,100          502,701
  Wendy's International             16,300          603,915
                                              -------------
                                                  1,106,616
                                              -------------

------------------------------------------------------------
  RETAIL (4.8%)
------------------------------------------------------------
  Gap                               23,000          438,840
  Zale*                             10,300          533,128
                                              -------------
                                                    971,968
                                              -------------

------------------------------------------------------------
  RETAIL: DISCOUNT (2.6%)
------------------------------------------------------------
  Big Lots*                         36,000          540,360
                                              -------------

------------------------------------------------------------
                                     Shares/     Market
Description                        Face Amount    Value
------------------------------------------------------------
------------------------------------------------------------
  UTILITIES (2.0%)
------------------------------------------------------------
  Duke Energy                       22,500    $     408,375
                                              -------------
TOTAL COMMON STOCK
   (Cost $16,402,938)                            19,176,312
                                              -------------

REPURCHASE AGREEMENT (7.3%)
  Morgan Stanley
   0.75%, dated 10/31/03,
   matures 11/03/03,
   repurchase price $1,492,317
   (collateralized by U.S. Treasury
   obligations, total market value
   $1,522,107)                  $1,492,225        1,492,225
                                              -------------
TOTAL REPURCHASE AGREEMENT
   (Cost $1,492,225)                              1,492,225
                                              -------------
TOTAL INVESTMENTS (101.2%)
   (Cost $17,895,163)                            20,668,537
                                              -------------

OTHER ASSETS AND LIABILITIES (-1.2%)
  Investment Advisory Fee Payable                   (15,402)
  Administration Fee Payable                         (2,477)
  Shareholder Servicing Fee Payable                  (1,692)
  Other Assets and Liabilities, Net                (230,402)
                                              -------------
TOTAL OTHER ASSETS & LIABILITIES                   (249,973)
                                              -------------

NET ASSETS:
  Paid in Capital -- Institutional Shares
   (unlimited authorization -- no par value)
   based on 2,751,292 outstanding shares
   of beneficial interest                        18,106,595
  Undistributed net investment income                 5,833
  Accumulated net realized loss on investments     (467,238)
  Net unrealized appreciation on investments      2,773,374
                                              -------------

------------------------------------------------------------
  TOTAL NET ASSETS (100.0%)                   $  20,418,564
------------------------------------------------------------
                                              =============

  NET ASSET VALUE, Offering and
   Redemption Price Per Share,
   Institutional Shares                               $7.42
                                                      =====



* NON-INCOME PRODUCING SECURITY.

CL CLASS


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
.................................................................................

OCTOBER 31, 2003

C&B TAX-MANAGED VALUE PORTFOLIO

------------------------------------------------------------
                                                  Market
Description                         Shares        Value
------------------------------------------------------------

COMMON STOCK (93.5%)

------------------------------------------------------------
  AIRCRAFT (3.9%)
------------------------------------------------------------
  Boeing                             4,600    $     177,054
  General Dynamics                   2,180          182,466
                                              -------------
                                                    359,520
                                              -------------

------------------------------------------------------------
  APPAREL/TEXTILES (2.8%)
------------------------------------------------------------
  Jones Apparel Group                4,000          138,000
  VF                                 2,700          114,615
                                              -------------
                                                    252,615
                                              -------------

------------------------------------------------------------
  AUTOMOTIVE (5.2%)
------------------------------------------------------------
  Eaton                              3,140          314,753
  Snap-On                            5,470          160,490
                                              -------------
                                                    475,243
                                              -------------

------------------------------------------------------------
  BANKS (6.1%)
------------------------------------------------------------
  Bank of New York                   7,820          243,906
  FleetBoston Financial              3,340          134,902
  JP Morgan Chase                    4,980          178,782
                                              -------------
                                                    557,590
                                              -------------

------------------------------------------------------------
  BROADCASTING, NEWSPAPERS & ADVERTISING (3.6%)
------------------------------------------------------------
  Interpublic Group*                 8,440          125,587
  Omnicom Group                      2,600          207,480
                                              -------------
                                                    333,067
                                              -------------

------------------------------------------------------------
  COMMUNICATIONS EQUIPMENT (2.2%)
------------------------------------------------------------
  Motorola                          14,700          198,891
                                              -------------

------------------------------------------------------------
  COMPUTERS & SERVICES (4.8%)
------------------------------------------------------------
  Computer Sciences*                 4,550          180,271
  International Business Machines    1,500          134,220
  Parametric Technology*            41,000          127,510
                                              -------------
                                                    442,001
                                              -------------



------------------------------------------------------------
                                                 Market
Description                          Shares       Value
------------------------------------------------------------
------------------------------------------------------------
  CONSUMER DURABLES (1.2%)
------------------------------------------------------------
  Leggett & Platt                    5,100    $     106,539
                                              -------------

------------------------------------------------------------
  CONSUMER NON-DURABLES (3.0%)
------------------------------------------------------------
  Hasbro                             8,850          192,930
  Nike, Cl B                         1,300           83,070
                                              -------------
                                                    276,000
                                              -------------

------------------------------------------------------------
  DIVERSIFIED MANUFACTURING (3.2%)
------------------------------------------------------------
  Hubbell, Cl B                      6,890          295,168
                                              -------------

------------------------------------------------------------
  ELECTRONICS (1.3%)
------------------------------------------------------------
  Molex, Cl A                        4,350          115,318
                                              -------------

------------------------------------------------------------
  ENERGY & POWER (4.1%)
------------------------------------------------------------
  Exxon Mobil                        4,970          181,803
  Royal Dutch Petroleum              4,280          189,946
                                              -------------
                                                    371,749
                                              -------------

------------------------------------------------------------
  ENTERTAINMENT (1.6%)
------------------------------------------------------------
  Carnival                           4,250          148,368
                                              -------------

------------------------------------------------------------
  FINANCIAL SERVICES (5.9%)
------------------------------------------------------------
  American Express                   3,140          147,360
  Federal Home Loan Mortgage         1,600           89,808
  MBIA                               5,070          302,223
                                              -------------
                                                    539,391
                                              -------------

------------------------------------------------------------
  FOOD, BEVERAGE & TOBACCO (1.7%)
------------------------------------------------------------
  PepsiAmericas                     10,300          154,294
                                              -------------

------------------------------------------------------------
  INSURANCE (3.4%)
------------------------------------------------------------
  AON                                7,650          167,535
  Principal Financial Group          4,540          142,329
                                              -------------
                                                    309,864
                                              -------------

------------------------------------------------------------
  INVESTMENT COMPANY (2.3%)
------------------------------------------------------------
  Berkshire Hathaway, Cl B*             81          209,993
                                              -------------

.................................................................................



C&B TAX-MANAGED VALUE PORTFOLIO -- CONCLUDED

------------------------------------------------------------
                                                 Market
Description                          Shares       Value
------------------------------------------------------------
------------------------------------------------------------
  MACHINERY (2.6%)
------------------------------------------------------------
  Dover                              6,040    $     235,681
                                              -------------

------------------------------------------------------------
  MEDICAL PRODUCTS & SERVICES (4.4%)
------------------------------------------------------------
  Baxter International               4,500          119,610
  Becton Dickinson                   4,000          146,240
  HCA Inc                            3,500          133,875
                                              -------------
                                                    399,725
                                              -------------

------------------------------------------------------------
  MISCELLANEOUS BUSINESS SERVICES (2.5%)
------------------------------------------------------------
  Manpower                           4,850          225,040
                                              -------------

------------------------------------------------------------
  OFFICE EQUIPMENT & SUPPLIES (3.1%)
------------------------------------------------------------
  Avery Dennison                     1,380           72,560
  Pitney Bowes                       5,210          214,131
                                              -------------
                                                    286,691
                                              -------------

------------------------------------------------------------
  OFFICE FURNITURE & FIXTURES (1.4%)
------------------------------------------------------------
  Steelcase, Cl A                   11,000          129,250
                                              -------------

------------------------------------------------------------
  PAPER & PAPER PRODUCTS (2.7%)
------------------------------------------------------------
  Kimberly-Clark                     4,660          246,095
                                              -------------

------------------------------------------------------------
  PHARMACEUTICALS (5.5%)
------------------------------------------------------------
  Abbott Laboratories                2,240           95,469
  Bristol-Myers Squibb               7,600          192,812
  Merck                              4,960          219,480
                                              -------------
                                                    507,761
                                              -------------

------------------------------------------------------------
  RESTAURANTS (5.6%)
------------------------------------------------------------
  McDonald's                         9,020          225,590
  Wendy's International              7,690          284,915
                                              -------------
                                                    510,505
                                              -------------

------------------------------------------------------------
  RETAIL (4.8%)
------------------------------------------------------------
  Gap                               10,600          202,248
  Zale*                              4,590          237,578
                                              -------------
                                                    439,826
                                              -------------


------------------------------------------------------------
                                     Shares/     Market
Description                        Face Amount    Value
------------------------------------------------------------
------------------------------------------------------------
  RETAIL: DISCOUNT (2.6%)
------------------------------------------------------------
  Big Lots*                         16,100    $     241,661
                                              -------------

------------------------------------------------------------
  UTILITIES (2.0%)
------------------------------------------------------------
  Duke Energy                       10,100          183,315
                                              -------------

TOTAL COMMON STOCK
   (Cost $7,158,673)                              8,551,161
                                              -------------

REPURCHASE AGREEMENT (5.7%)
  Morgan Stanley
   0.75%, dated 10/31/03,
   matures 11/03/03,
   repurchase price $519,789
   (collateralized by U.S. Treasury
   obligations, total market value:
   $530,165)                      $519,757          519,757
                                              -------------
TOTAL REPURCHASE AGREEMENT
   (Cost $519,757)                                  519,757
                                              -------------
TOTAL INVESTMENTS (99.2%)
   (Cost $7,678,430)                              9,070,918
                                              -------------

OTHER ASSETS AND LIABILITIES (0.8%)
  Investment Advisory Fee Payable                    (3,254)
  Shareholder Servicing Fee Payable                  (1,490)
  Administration Fee Payable                         (1,099)
  Other Assets and Liabilities, Net                  81,998
                                              -------------
TOTAL OTHER ASSETS & LIABILITIES                     76,155
                                              -------------

NET ASSETS:
  Paid in Capital -- Institutional Shares
   (unlimited authorization -- no par
   value) based on 572,895 outstanding shares
   of beneficial interest                         7,848,125
  Undistributed net investment income                 1,460
  Accumulated net realized loss on investments      (95,000)
  Net unrealized appreciation on investments      1,392,488
                                              -------------

------------------------------------------------------------
  TOTAL NET ASSETS (100.0%)                   $   9,147,073
------------------------------------------------------------
                                              =============

  NET ASSET VALUE, Offering and
   Redemption Price Per Share,
   Institutional Shares                              $15.97
                                              =============



* NON-INCOME PRODUCING SECURITY.

CL CLASS


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS
.................................................................................

FOR THE YEAR ENDED OCTOBER 31, 2003

                                                                              C&B                 C&B                  C&B
                                                                         MID CAP VALUE      LARGE CAP VALUE     TAX-MANAGED VALUE
                                                                           PORTFOLIO           PORTFOLIO            PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividend .....................................................       $ 2,029,943          $  325,925           $  113,639
   Interest ....................................................             50,576               6,983                4,348
   Less: Foreign Tax Withheld....................................                --              (2,780)                (923)
----------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income......................................          2,080,519             330,128              117,064
----------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ....................................          1,019,789             108,195               38,753
   Shareholder Servicing Fees ..................................            404,669               8,087                8,585
   Administration Fees .........................................            275,851              30,858               10,928
   Transfer Agent Fees .........................................            170,483              25,953               27,587
   Printing Fees ...............................................             71,336               1,982                1,319
   Professional Fees ...........................................             64,060               6,355                2,381
   Registration Fees ...........................................             31,861              14,805               13,515
   Custodian Fees ..............................................             10,412               8,203                4,357
   Director's Fees...............................................            10,166                 905                  537
   Other Fees....................................................             3,747                 749                  296
----------------------------------------------------------------------------------------------------------------------------------
   Total Expenses...............................................          2,062,374             206,092              108,258
   Less: Investment Advisory Fees Waived.........................                --              (7,102)             (31,269)
----------------------------------------------------------------------------------------------------------------------------------
   Net Expenses..................................................         2,062,374             198,990               76,989
----------------------------------------------------------------------------------------------------------------------------------
   Net Investment Income........................................             18,145             131,138               40,075
----------------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) on Investments .....................          2,700,196             177,533              (71,258)
   Net Change in Unrealized Appreciation
     on Investments  ............................................        53,887,494           4,055,893            1,415,189
----------------------------------------------------------------------------------------------------------------------------------
   Net Gain on Investments .....................................         56,587,690           4,233,426            1,343,931
----------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting
     from Operations ...........................................        $56,605,835          $4,364,564           $1,384,006
==================================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
.................................................................................

FOR THE YEARS ENDED OCTOBER 31,

                                                           C&B                         C&B                         C&B
                                                      MID CAP VALUE              LARGE CAP VALUE            TAX-MANAGED VALUE
                                                        PORTFOLIO                   PORTFOLIO                   PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
                                                    2003         2002           2003         2002           2003         2002
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
----------------------------------------------------------------------------------------------------------------------------------
   Net Investment Income (Loss)..........    $     18,145  $    (25,744)    $   131,138  $   176,472     $   40,075   $   25,319
   Net Realized Gain (Loss)
     on Investments......................       2,700,196      (285,541)        177,533    3,922,618        (71,258)     (16,156)
   Net Change in Unrealized
     Appreciation/(Depreciation)
     on Investments .....................      53,887,494   (11,072,387)      4,055,893   (1,531,024)     1,415,189     (389,006)
----------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS...........      56,605,835   (11,383,672)      4,364,564    2,568,066      1,384,006     (379,843)
----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income.................        (154,510)      (35,633)       (133,963)    (173,222)       (41,841)     (24,080)
   Net Realized Gain ....................              --      (382,767)     (1,711,433)  (1,439,798)        (5,748)          --
----------------------------------------------------------------------------------------------------------------------------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS.....        (154,510)     (418,400)     (1,845,396)  (1,613,020)       (47,589)     (24,080)
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
     Issued .............................     205,607,838   103,010,302       4,861,256    6,217,364      4,011,051    3,248,586
     In Lieu of cash distributions.......         143,356       413,962       1,772,656    1,579,013         33,212       14,306
     Redemption Fees*....................              --            --              --           --          5,533        4,055
     Redeemed............................     (42,079,939)  (16,165,766)     (3,117,832) (33,217,953)**  (1,037,655)    (687,536)
----------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) FROM CAPITAL
     SHARE TRANSACTIONS..................     163,671,255    87,258,498       3,516,080  (25,421,576)     3,012,141    2,579,411
----------------------------------------------------------------------------------------------------------------------------------
       TOTAL INCREASE (DECREASE)
         IN NET ASSETS...................     220,122,580    75,456,426       6,035,248  (24,466,530)     4,348,558    2,175,488
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of Year ....................      81,390,319     5,933,893      14,383,316   38,849,846      4,798,515    2,623,027
   End of Year...........................    $301,512,899  $ 81,390,319     $20,418,564  $14,383,316     $9,147,073   $4,798,515
==================================================================================================================================
   Undistributed (Distributions
     in excess of) Net Investment
     Income..............................    $        (20) $        (20)    $     5,833  $     7,952     $    1,460   $    3,236
==================================================================================================================================
SHARE TRANSACTIONS:
     Issued .............................      13,377,575     6,912,806         721,278      839,568        276,221      226,851
     In Lieu of Cash Distributions.......          10,567        27,933         295,868      213,599          2,418        1,071
     Redeemed............................      (2,786,926)   (1,170,604)       (481,755)  (4,287,805)**     (76,621)     (49,436)
----------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN SHARES
     OUTSTANDING FROM SHARE TRANSACTIONS..     10,601,216     5,770,135         535,391   (3,234,638)       202,018      178,486
==================================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.

* The Tax-Managed Value Portfolio retains a redemption fee of 1.00% on redemptions of capital shares held for less than 1 year in the Fund. For the years ended October 31, 2003 and 2002, $5,533 and $4,055 in redemption fees were retained, respectively.

** Includes two Redemption-in-Kind transactions (see Note 8 in Notes to
   Financial Statements).


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
.................................................................................

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31,





               Net               Realized and                                                         Net                Net
              Asset       Net     Unrealized                Dividends                   Total        Asset             Assets,
              Value,  Investment     Gains        Total     from Net  Distributions   Dividends      Value               End
            Beginning   Income    (Losses) on     from     Investment    from Net        and          End      Total of Period
            of Period   (Loss)    Securities   Operations    Income   Realized Gain  Distributions of Period  Return+   (000)
            --------- ---------- ------------  ----------  ---------- -------------  ------------- ---------  ------- ---------
C&B MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
  2003*      $13.15    $  --        $ 4.83       $ 4.83       $(0.02)     $   --        $(0.02)     $17.96     36.76%  $301,513
--------------------------------------------------------------------------------------------------------------------------------
  2002*       14.19    (0.01)        (0.19)       (0.20)       (0.04)      (0.80)        (0.84)      13.15     (2.09)    81,390
--------------------------------------------------------------------------------------------------------------------------------
  2001 (1)    12.78     0.08          2.12         2.20        (0.09)      (0.70)        (0.79)      14.19     18.14      5,934
--------------------------------------------------------------------------------------------------------------------------------
  2000         9.84     0.07          3.16         3.23        (0.08)      (0.21)        (0.29)      12.78     33.78      1,520
--------------------------------------------------------------------------------------------------------------------------------
  1999         9.69     0.06          0.15         0.21        (0.06)         --         (0.06)       9.84      2.19      1,446
--------------------------------------------------------------------------------------------------------------------------------

C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
  2003*      $ 6.49    $0.05        $ 1.61       $ 1.66       $(0.05)     $(0.68)       $(0.73)     $ 7.42     28.34%  $ 20,419
--------------------------------------------------------------------------------------------------------------------------------
  2002*        7.13     0.05         (0.38)       (0.33)       (0.05)      (0.26)        (0.31)       6.49     (5.14)    14,383
--------------------------------------------------------------------------------------------------------------------------------
  2001 (1)     8.71     0.07          0.27         0.34        (0.11)      (1.81)        (1.92)       7.13      4.50     38,850
--------------------------------------------------------------------------------------------------------------------------------
  2000        12.06     0.12          0.54         0.66        (0.09)      (3.92)        (4.01)       8.71     10.89     35,251
--------------------------------------------------------------------------------------------------------------------------------
  1999        13.58     0.16          0.72         0.88        (0.16)      (2.24)        (2.40)      12.06      7.73     73,292
--------------------------------------------------------------------------------------------------------------------------------

C&B TAX-MANAGED VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
  2003*      $12.94    $0.09        $ 3.05       $ 3.14       $(0.10)     $(0.01)       $(0.11)     $15.97     24.42%   $ 9,147
--------------------------------------------------------------------------------------------------------------------------------
  2002*       13.63     0.09         (0.69)       (0.60)       (0.09)         --         (0.09)      12.94     (4.45)     4,799
--------------------------------------------------------------------------------------------------------------------------------
  2001 (1)    15.33     0.13         (0.39)       (0.26)       (0.14)      (1.30)        (1.44)      13.63     (1.96)     2,623
--------------------------------------------------------------------------------------------------------------------------------
  2000        12.87     0.15          2.45         2.60        (0.14)         --         (0.14)      15.33     20.32      2,253
--------------------------------------------------------------------------------------------------------------------------------
  1999        12.23     0.12          0.64         0.76        (0.12)         --         (0.12)      12.87      6.23      3,634
--------------------------------------------------------------------------------------------------------------------------------


                            Ratio
                            of Net
                Ratio     Investment
             of Expenses Income (Loss) Portfolio
             to Average    to Average   Turnover
             Net Assets   Net Assets     Rate
             ----------- ------------- ---------

C&B MID CAP VALUE PORTFOLIO
------------------------------------------------
  2003*         1.27%++        0.01%      18%
------------------------------------------------
  2002*         1.37#++       (0.07)      30
------------------------------------------------
  2001 (1)      1.00           0.68       44
------------------------------------------------
  2000          1.00           0.66      101
------------------------------------------------
  1999          1.00           0.70       81
------------------------------------------------

C&B LARGE CAP VALUE PORTFOLIO
------------------------------------------------
  2003*         1.16%++        0.76%      26%
------------------------------------------------
  2002*         1.14#++        0.59       39
------------------------------------------------
  2001 (1)      1.00           0.91       41
------------------------------------------------
  2000          1.00           1.16       48
------------------------------------------------
  1999          0.89           1.12       43
------------------------------------------------

C&B TAX-MANAGED VALUE PORTFOLIO
------------------------------------------------
  2003*         1.25%++        0.65%      31%
------------------------------------------------
  2002*         1.19#++        0.66       32
------------------------------------------------
  2001 (1)      1.00           0.94       16
------------------------------------------------
  2000          1.00           0.96        9
------------------------------------------------
  1999          1.00           0.96       20
------------------------------------------------

*  Per share figures calculated using Average Shares Method.
+ Returns are for the period indicated and have not been annualized. Total Return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the periods indicated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
++ Without waivers and/or reimbursements these ratios for the C&B Mid Cap Value
   Portfolio, C&B Large Cap Value Portfolio and the C&B Tax-Managed Value Portfolio for the year ended October 31, 2003 would have been 1.27%, 1.20%, and 1.76%, respectively, and for the year ended October 31, 2002 would have been 1.60%, 2.63%, and 1.54%, respectively.
# As of March 1, 2002, the expense cap changed from 1.00% to 1.40% for the C&B Mid Cap Value Portfolio and to 1.25% for C&B Large Cap Value and C&B Tax-Managed Value Portfolios.
(1) On November 19, 2001, The Advisors' Inner Circle Fund C&B Mid Cap Value, C&B Large Cap Value, and C&B Tax-Managed Portfolios (the "AIC Portfolios") acquired the assets of the UAM Funds Inc. C&B Mid Cap Equity, C&B Equity, and C&B Equity for Taxable Investors Portfolios, (the "UAM Portfolios"), respectively. The operations of the AIC Portfolios prior to the acquisition were those of the predecessor, the UAM Portfolios.

Amounts designated as "--" are either $0 or have been rounded to $0.


     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THEFINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
.................................................................................

OCTOBER 31, 2003


1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 portfolios. The financial statements herein are those of the C&B Mid Cap Value Portfolio, C&B Large Cap Value Portfolio and C&B Tax-Managed Value Portfolio (collectively, the "Funds", individually, the "Fund"). The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.


2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      SECURITY VALUATION -- Investment securities of the Funds which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price for such securities on each business day, or, if there is no such reported sales price on the valuation date, at the most recently quoted bid price. Investment securities which are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. Securities for which quotations are not readily available, of which there were none as of October 31, 2003, are valued at fair value using methods determined in good faith in accordance with procedures approved by the Board of Trustees.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

      REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

      EXPENSES -- Expenses that are directly related to one of the Funds are charged to that Fund. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative daily net assets.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Each Fund distributes its net investment income quarterly. Any realized capital gains are distributed to shareholders at least annually.


3. TRANSACTIONS WITH AFFILIATES:


Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.


The Trust has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Trust. For the year ended October 31, 2003, the Mid Cap Value Portfolio paid the Distributor $1,525 through a reduction in the yield earned on those repurchase agreements. Effective October 24, 2003, this agreement was discontinued.

NOTES TO FINANCIAL STATEMENTS (concluded)
.................................................................................

OCTOBER 31, 2003


4. ADMINISTRATION, SHAREHOLDER SERVICING, DISTRIBUTION AND TRANSFER AGENCY
AGREEMENTS:


The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds at an annual rate of:

     .150% on the first $250 million in Fund assets

     .125% on the next $250 million in Fund assets

     .100% on all Fund assets over $500 million


The Funds are subject to a minimum annual administration fee of $271,000, allocated by each Fund's daily net assets, which would be increased by $15,000 per additional class.


The Trust and Distributor are parties to a Distribution Agreement. Each Fund has adopted a Shareholder Services Plan (the "Plan"). Under the Plan, service providers that enter into agreements with the Trust, may receive up to 0.25% of each Fund's average daily net assets.


The Distributor has entered into a sub-distribution agreement with Turner Investment Distributors, Inc. (the "Sub-Distributor"). The Sub-Distributor receives fees for its sub-distribution services under this agreement from the Adviser.


DST Systems Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.


5. INVESTMENT ADVISORY AND CUSTODY AGREEMENTS:


The Trust and Cooke & Bieler L.P. (the "Adviser") are parties to an Investment Advisory Agreement dated November 19, 2001 under which the Adviser receives an annual fee equal to 0.63% of the average daily net assets of each Fund. In addition, the Adviser has contractually agreed to limit the total expenses to 1.40% of the average daily assets of the Mid Cap Value Portfolio and 1.25% of the average daily assets of the Large Cap Value and Tax-Managed Value Portfolios. The contractual waiver is for an initial period of one year from the prospectus dated March 1, 2002 and may be continued for subsequent one-year periods at the Adviser's discretion. The Adviser has decided to continue the waiver for the current fiscal year. Prior to March 1, 2002, the Adviser voluntarily agreed to limit the total expenses to 1.00% of the average daily net assets for each Fund.


Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.


6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments and U.S. Government securities, for the year ended October 31, 2003 were as follows:

                      C&B             C&B         C&B TAX-
                 MID CAP VALUE  LARGE CAP VALUE MANAGED VALUE
                   PORTFOLIO       PORTFOLIO      PORTFOLIO
                 -------------  --------------- -------------

Purchases       $184,601,925     $5,586,222      $4,287,419
Sales             28,184,483      4,248,590       1,756,296


7. FEDERAL TAX INFORMATION:


It is the Funds' intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.


The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for net operating losses.


Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.


Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights. Accordingly, the following permanent differences have been reclassified to/from the following accounts as of October 31, 2003:

                                UNDISTRIBUTED    ACCUMULATED
                               NET INVESTMENT     REALIZED
                                INCOME/(LOSS)    GAIN/(LOSS)
                               --------------    -----------
Mid Cap Value Portfolio          $136,365         $(136,365)
Large Cap Value Portfolio             706              (706)
Tax-Managed Value Portfolio           (10)               10

These reclassifications had no impact on the net assets or net asset value.

.................................................................................



The tax character of dividends and distributions paid during the years ended October 31, 2003 and October 31, 2002 were as follows:

                               ORDINARY   LONG-TERM
                                INCOME  CAPITAL GAINS  TOTAL
                               -------- -------------  -----
Mid Cap Value
  Portfolio               2003  $154,510  $      --  $ 154,510
                          2002   217,014    201,386    418,400
Large Cap Value
  Portfolio               2003   133,257  1,712,139  1,845,396
                          2002   521,936  1,091,084  1,613,020
Tax-Managed Value
  Portfolio               2003    41,851      5,738     47,589
                          2002    24,080         --     24,080

As of October 31, 2003, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

                  Undistributed Undistributed    Capital
                    Ordinary      Long-Term        Loss      Unrealized
                     Income     Capital Gains Carryforwards Appreciation
                  ------------- ------------- ------------- ------------
Mid Cap Value
  Portfolio        $2,328,977     $876,189     $     --     $41,952,622
Large Cap Value
  Portfolio             5,826           --     (198,969)      2,505,112
Tax-Managed
  Value Portfolio       1,457           --      (66,862)      1,364,353

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains. The Funds' capital loss carryforwards will expire in the year 2011.

For Federal income tax purposes, the cost of securities owned at October 31, 2003, and the net realized gains or losses on securities sold for the period were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at October 31, 2003, were as follows:

                                C&B           C&B          C&B TAX-
                           MID CAP VALUE LARGE CAP VALUE MANAGED VALUE
                             PORTFOLIO     PORTFOLIO       PORTFOLIO
                           ------------- --------------- -------------
Federal tax cost            $262,329,894   $18,163,425   $7,706,565

Aggregate gross
   unrealized appreciation    49,183,330     3,575,201    1,461,855

Aggregate gross
   unrealized depreciation    (7,230,708)   (1,070,089)     (97,502)
                            ------------   -----------   ----------
Net unrealized appreciation $ 41,952,622   $ 2,505,112   $1,364,353
                            ============   ===========   ==========

8. IN-KIND REDEMPTIONS:

During the year ended October 31, 2002, the Large Cap Value Portfolio transferred portfolio assets in exchange for shares of beneficial interest. These securities were transferred at their current value on the date of transaction.

                      SHARES
DATE                 REDEEMED        VALUE         GAIN
----                 --------     -----------   ----------
04/11/02          (859,049.823)   $ 6,840,700   $  691,408
06/05/02        (2,402,594.443)    18,916,587    1,305,119

9. OTHER:

At October 31, 2003, the following shareholders held 10% or greater of the aggregate total shares outstanding:

                                  PERCENTAGE OF
                                  TOTAL SHARES    NUMBER OF
                                   OUTSTANDING  SHAREHOLDERS
                                  ------------- ------------
Mid Cap Value Portfolio                69%           2
Large Cap Value Portfolio              42            1
Tax-Managed Value Portfolio            62            3

INDEPENDENT AUDITORS' REPORT
.................................................................................


OCTOBER 31, 2003


To the Shareholders and Board of Trustees of The Cooke & Bieler Funds of The
Advisors' Inner Circle Fund:





We have audited the accompanying statements of net assets of C&B Mid Cap Value Portfolio, C&B Large Cap Value Portfolio and C&B Tax-Managed Value Portfolio (the "Funds"), three of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 2003, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods ended October 31, 2001, and prior, were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial statements in their report dated December 14, 2001.


We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of C&B Mid Cap Value Portfolio, C&B Large Cap Value Portfolio and C&B Tax-Managed Value Portfolio of The Advisors' Inner Circle Fund as of October 31, 2003, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



KPMG LLP [Signature Omitted]

Philadelphia, Pennsylvania
December 23, 2003

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND
(UNAUDITED)
.................................................................................

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The following chart lists Trustees and Officers as of November 11, 2003.



                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                     TERM OF                                         IN THE ADVISORS'           OTHER
                       POSITION(S)  OFFICE AND                                       INNER CIRCLE FUND      DIRECTORSHIPS
    NAME, ADDRESS,      HELD WITH    LENGTH OF           PRINCIPAL OCCUPATION(S)     OVERSEEN BY BOARD         HELD BY
        AGE 1          THE TRUST   TIME SERVED 2           DURING PAST 5 YEARS            MEMBER            BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
JOHN T. COONEY           Trustee   (Since 1993)    Vice Chairman of Ameritrust Texas N.A.   45        Trustee of The Arbor Funds,
76 yrs. old                                        1989-1992, and MTrust Corp., 1985-1989.            The MDL Funds, and The
                                                                                                      Expedition Funds.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT A. PATTERSON      Trustee   (Since 1993)    Pennsylvania State University,           45        Member and Treasurer,
76 yrs. old                                        Senior Vice President, Treasurer                   Board of Trustees of Grove
                                                   (Emeritus); Financial and Investment               City College. Trustee of The
                                                   Consultant, Professor of Transportation            Arbor Funds, The MDL Funds,
                                                   since 1984; Vice President-Investments,            and The Expedition Funds.
                                                   Treasurer, Senior Vice President
                                                   (Emeritus), 1982-1984. Director,
                                                   Pennsylvania Research Corp.
------------------------------------------------------------------------------------------------------------------------------------
EUGENE B. PETERS         Trustee   (Since 1993)    Private investor from 1987 to present.   45        Trustee of The Arbor Funds,
74 yrs. old                                        Vice President and Chief Financial                 The MDL Funds, and The
                                                   Officer, Western Company of North                  Expedition Funds.
                                                   America (petroleum service company),
                                                   1980-1986. President of Gene Peters
                                                   and Associates (import company),
                                                   1978-1980. President and Chief
                                                   Executive Officer of Jos. Schlitz Brewing
                                                   Company before 1978.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY          Trustee   (Since 1994)    Partner, Dechert (law firm),             45        Trustee of The Arbor Funds,
72 yrs. old                                        September 1987-December 1993.                      The MDL Funds, The Expedition
                                                                                                      Funds, SEI Asset Allocation
                                                                                                      Trust, SEI Daily Income Trust,
                                                                                                      SEI Index Funds, SEI
                                                                                                      Institutional International
                                                                                                      Trust, SEI Institutional
                                                                                                      Investments Trust, SEI
                                                                                                      Institutional Managed Trust,
                                                                                                      SEI Liquid Asset Trust, SEI
                                                                                                      Tax Exempt Trust, State Street
                                                                                                      Research Funds and
                                                                                                      Massachusetts Health and
                                                                                                      Education Tax-Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND
(UNAUDITED)
.................................................................................

                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                     TERM OF                                         IN THE ADVISORS'           OTHER
                       POSITION(S)  OFFICE AND                                       INNER CIRCLE FUND      DIRECTORSHIPS
    NAME, ADDRESS,      HELD WITH    LENGTH OF           PRINCIPAL OCCUPATION(S)     OVERSEEN BY BOARD         HELD BY
        AGE 1          THE TRUST   TIME SERVED 2           DURING PAST 5 YEARS            MEMBER            BOARD MEMBER 3
---------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------
GEORGE J. SULLIVAN, JR.  Trustee   (Since 1999)    Chief Executive Officer, Newfound        45        Trustee, Navigator Securities
61 yrs. old                                        Consultants Inc. since April 1997.                 Lending Trust, since 1995.
                                                   General Partner, Teton Partners, L.P.,             Trustee of The Arbor Funds,
                                                   June 1991-December 1996; Chief                     The MDLFunds, The Expedition
                                                   Financial Officer, Nobel Partners, L.P.,           Funds, SEI Asset Allocation
                                                   March 1991-December 1996; Treasurer                Trust, SEI Daily Income Trust,
                                                   and Clerk, Peak Asset Management, Inc.,            SEI Index Funds, SEI
                                                                                                      Institutional International
                                                                                                      Trust, SEI Institutional
                                                                                                      Investments Trust, SEI
                                                                                                      Institutional Managed Trust,
                                                                                                      SEI Liquid Asset Trust and SEI
                                                                                                      Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER        Chairman   (Since 1991)    Currently performs various services on   45        Trustee of The Arbor Funds,
57 yrs. old           of the Board                 behalf of SEI Investments for which                Bishop Street Funds, The
                       of Trustees                 Mr. Nesher is compensated. Executive               Expedition Funds, The MDL
                                                   Vice President of SEI Investments,                 Funds, SEI Asset Allocation
                                                   1986-1994. Director and Executive Vice             Trust, SEI Daily Income Trust,
                                                   President of the Administrator and the             SEI Index Funds, SEI
                                                   Distributor, 1981-1994.                            Institutional International
                                                                                                      Trust, SEI Institutional
                                                                                                      Investments Trust, SEI
                                                                                                      Institutional Managed Trust,
                                                                                                      SEI Liquid Asset Trust, SEI
                                                                                                      Tax Exempt Trust, SEI
                                                                                                      Opportunity Master Fund, L.P.,
                                                                                                      SEI Opportunity Fund, L.P.,
                                                                                                      SEI Absolute Return Master
                                                                                                      Fund, L.P. and SEI Absolute
                                                                                                      Return Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M. DORAN         Trustee   (Since 1992)    Partner, Morgan, Lewis & Bockius LLP     45        Trustee of The Arbor Funds,
1701 Market Street,                                (law firm), counsel to the Trust, SEI              The MDL Funds, The Expedition
Philadelphia, PA 19103                             Investments, the Administrator and the             Funds, SEI Asset Allocation
63 yrs. old                                        Distributor. Director of SEI Investments           Trust, SEI Daily Income Trust,
                                                   since 1974; Secretary of SEI Investments           SEI Index Funds, SEI
                                                   since 1978.                                        Institutional International
                                                                                                      Trust, SEI Institutional
                                                                                                      Investments Trust, SEI
                                                                                                      Institutional Managed Trust,
                                                                                                      SEI Liquid Asset Trust and SEI
                                                                                                      Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

.................................................................................



                                                                                                   NUMBER OF
                                                                                                  PORTFOLIOS
                                             TERM OF                                           IN THE ADVISORS'         OTHER
                           POSITION(S)      OFFICE AND                                         INNER CIRCLE FUND    DIRECTORSHIPS
    NAME, ADDRESS,          HELD WITH        LENGTH OF      PRINCIPAL OCCUPATION(S)               OVERSEEN BY          HELD BY
        AGE 1              THE TRUST        TIME SERVED       DURING PAST 5 YEARS                   OFFICER            OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
JAMES F. VOLK, CPA          President      (Since 2003)   Senior Operations Officer, SEI              N/A                N/A
41 yrs. old                                               Investments, Fund Accounting and
                                                          Administration since 1996; Assistant
                                                          Chief Accountant for the U.S.
                                                          Securities and Exchange Commission
                                                          from 1993-1996.
------------------------------------------------------------------------------------------------------------------------------------
JENNIFER SPRATLEY, CPA     Controller      (Since 2001)   Director, SEI Investments, Fund Accounting  N/A                N/A
34 yrs. old                 and Chief                     and Administration since November 1999;
                        Financial Officer                 Audit Manager, Ernst & Young LLP
                                                          from 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
PETER GOLDEN            Co-Controller and  (Since 2003)   Director, SEI Investments, Fund Accounting  N/A                N/A
39 yrs. old            Co-Chief Financial                 and Administration since June 2001. From
                             Officer                      March 2000 to 2001,Vice President
                                                          of Funds Adminisration for J.P. Morgan
                                                          Chase & Co. From1997 to 2000, Vice
                                                          President of Pension and Mutual Fund
                                                          Accounting for Chase Manhattan Bank.
------------------------------------------------------------------------------------------------------------------------------------
SHERRY K. VETTERLEIN     Vice President    (Since 2001)   Vice President and Assistant Secretary of   N/A                N/A
41 yrs. old               and Secretary                   SEI Investments Global Funds Services and
                                                          SEI Investments Distribution Co. since
                                                          January 2001; Shareholder/Partner,
                                                          Buchanan Ingersoll Professional
                                                          Corporation from 1992-2000.
------------------------------------------------------------------------------------------------------------------------------------
LYDIA A. GAVALIS       Vice President and  (Since 1998)   Vice President and Assistant Secretary      N/A                N/A
39 yrs. old            Assistant Secretary                of SEI Investments, SEI Investments
                                                          Global Funds Services and SEI Investments
                                                          Distribution Co. since 1998; Assistant
                                                          General Counsel and Director of Arbitration,
                                                          Philadelphia Stock Exchange from 1989-1998.
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D. BARTO    Assistant Vice President(Since 2000)  Vice President and Assistant Secretary of   N/A                N/A
35 yrs. old         and Assistant Secretary               SEI Investments Global Funds Services and
                                                          SEI Investments Distribution Co. since 1999;
                                                          Associate, Dechert (law firm) from 1997-1999;
                                                          Associate, Richter, Miller & Finn (law firm)
                                                          from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND
(UNAUDITED)
.................................................................................

                                                                                                   NUMBER OF
                                                                                                  PORTFOLIOS
                                             TERM OF                                           IN THE ADVISORS'         OTHER
                           POSITION(S)      OFFICE AND                                         INNER CIRCLE FUND    DIRECTORSHIPS
    NAME, ADDRESS,          HELD WITH        LENGTH OF      PRINCIPAL OCCUPATION(S)               OVERSEEN BY          HELD BY
        AGE 1              THE TRUST        TIME SERVED       DURING PAST 5 YEARS                   OFFICER            OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
WILLIAM E. ZITELLI  Assistant Vice President(Since 2000)  Vice President and Assistant Secretary of   N/A               N/A
35 yrs. old               and Secretary                   SEI Investments Global Funds Services and
                                                          SEI Investments Distribution Co. since 2000;
                                                          Vice President, Merrill Lynch & Co. Asset
                                                          Management Group from 1998-2000;
                                                          Associate at Pepper Hamilton LLP from
                                                          1997-1998.
------------------------------------------------------------------------------------------------------------------------------------
CHRISTINE M.           Vice President and  (Since 2000)   Vice President and Assistant Secretary of   N/A               N/A
MCCULLOUGH             Assistant Secretary                SEI Investments Global Funds Services
43 yrs. old                                               and SEI Investments Distribution Co. since
                                                          1999; Associate at White and Williams LLP
                                                          from 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
JOHN C. MUNCH          Vice President and  (Since 2001)   Vice President and Assistant Secretary of   N/A               N/A
32 yrs. old            Assistant Secretary                SEI Investments Global Funds Services and
                                                          SEI Investments Distribution Co. since 2001;
                                                          Associate at Howard Rice Nemorvoski
                                                          Canady Falk & Rabkin from 1998-2001;
                                                          Associate at Seward & Kissel from
                                                          1996-1998.
------------------------------------------------------------------------------------------------------------------------------------
JOHN MUNERA            Vice President and  (Since 2002)   Middle Office Compliance Officer at SEI     N/A               N/A
40 yrs. old            Assistant Secretary                Investments since 2000; Supervising
                                                          Examiner at Federal Reserve Bank of
                                                          Philadelphia from 1998-2000.
------------------------------------------------------------------------------------------------------------------------------------
CORI DAGGETT           Vice President and  (Since 2003)   Employed by SEI Investments Company         N/A               N/A
42 yrs. old            Assistant Secretary                since 2003. Associate at Draker Biddle &
                                                          Reath from 1998-2003.
------------------------------------------------------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

NOTICE TO SHAREHOLDERS  (UNAUDITED)
.................................................................................

OCTOBER 31, 2003


For shareholders that do not have an October 31, 2003 year end, this notice is for informational purposes only. For shareholders with an October 31, 2003 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2003, the Fund is designating the following items with regard to distributions paid during the year.

                                                                                                     DIVIDENDS
                                                                                                   QUALIFYING FOR
                                    LONG-TERM       LONG-LONG                                        CORPORATE
                                   (20% RATE)      (18% RATE)        ORDINARY                         DIVIDENDS       QUALIFYING
                                  CAPITAL GAIN    CAPITAL GAIN        INCOME            TOTAL        RECEIVABLE        DIVIDEND
FUND                              DISTRIBUTION    DISTRIBUTIONS    DISTRIBUTIONS    DISTRIBUTIONS   DEDUCTION(1)       INCOME(2)
----                              ------------    -------------    -------------    -------------   ------------      ----------
Mid Cap Value Portfolio                0.00%          0.00%         100.00%           100.00%         80.98%             76.24%
Large Cap Value Portfolio             92.78           0.00            7.22            100.00          99.66              71.68
Tax-Managed Value Portfolio            2.19           9.87           87.94            100.00         100.00              68.93

----------------------

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions." It is the intention of each of the aforementioned Funds to designate the maximum amount permitted by law.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2003. Complete information will be computed and reported in conjunction with your Form 1099-DIV.

                                      NOTES
.................................................................................

TRUST:
The Advisors' Inner Circle Fund

THE COOKE & BIELER FUNDS:
C&BMid Cap Value Portfolio
C&BLarge Cap Value Portfolio
C&BTax-Managed Value Portfolio

INVESTMENT ADVISER:
Cooke & Bieler, L.P.
Investment Counsel
1700 Market Street
Suite 3222
Philadelphia, PA 19103

DISTRIBUTOR:
SEI Investments Distribution Co.

SUB-DISTRIBUTOR:
Turner Investment Distributors, Inc.

ADMINISTRATOR:
SEIInvestments Global Funds Services

LEGAL COUNSEL:
Morgan, Lewis &Bockius LLP

CKB-AR-001-0200

ITEM 2.   CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports for periods ending on or after December 15, 2003.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEMS 8.  (RESERVED)

ITEM 9.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/James F. Volk
                                        -----------------
                                        James F. Volk, President

Date 12/22/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/James F. Volk
                                        -----------------
                                        James F. Volk, President

Date 12/22/03


By (Signature and Title)*               /s/Jennifer E. Spratley
                                        ------------------------
                                        Jennifer E. Spratley, Controller and CFO

Date 12/22/03
* Print the name and title of each signing officer under his or her signature.